DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

17.	DEFERRED CHARGES

Deferred charges represent financing costs, principally bank fees that are capitalized and amortized to other financial items over the life of the debt instrument.  If a loan is repaid early any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.  The deferred charges are comprised of the following amounts:

(in thousands of $)	2011	2010
Debt arrangement fees and other deferred financing charges	14,860	16,015
Accumulated amortization	(5,291)	(6,217)
	9,569	9,798

Amortization of deferred charges, for the years ended December 31, 2011, 2010 and 2009 was $1.5 million, $1.5 million and $1.3 million, respectively.  In March 2011, the Golar Gas Holding facility reached its maturity date and the remaining outstanding loan balance was settled.  Accordingly, the balance of the fully amortized capitalized finance charges were written off in 2011.